Cash and Investments (Tables)	12 Months Ended
Dec. 31, 2025
Cash and Investments
Schedule of cash and investments and portfolio investments, net of derivative obligations

	December 31,	December 31,
	2025	2024
Holding company
Cash and cash equivalents(1)	197.2	663.2
Short term investments	19.5	51.6
Bonds	328.7	444.8
Preferred stocks	12.7	20.2
Common stocks(2)	141.4	92.5
Derivatives (note 7)	1,817.6	1,036.8
	2,517.1	2,309.1
Assets pledged for derivative obligations:
Cash equivalents	—	101.1
Bonds	207.8	92.5
	207.8	193.6

Holding company cash and investments as presented on the consolidated balance sheet	2,724.9	2,502.7
Derivative obligations (note 7)	(8.0)	(0.6)
	2,716.9	2,502.1
Portfolio investments(3)
Cash and cash equivalents(1)	6,563.7	6,662.1
Short term investments	2,415.5	958.4
Bonds	39,988.8	37,390.3
Preferred stocks	2,307.4	2,365.0
Common stocks(2)	9,204.0	7,464.2
Investments in associates (note 6)	8,362.3	7,153.3
Derivatives (note 7)	1,029.5	538.0
Other invested assets(4)	734.8	621.7
	70,606.0	63,153.0
Assets pledged for derivative obligations:
Bonds	190.8	150.8

Fairfax India cash, portfolio investments and associates:
Cash and cash equivalents(1)	22.0	86.2
Bonds	42.6	157.1
Common stocks	445.1	321.0
Investments in associates (note 6)	1,615.3	1,352.3
	2,125.0	1,916.6

Portfolio investments as presented on the consolidated balance sheet	72,921.8	65,220.4
Derivative obligations (note 7)	(778.9)	(356.3)
	72,142.9	64,864.1
Total cash and investments, net of derivative obligations	74,859.8	67,366.2
(1)	Includes aggregate restricted cash and cash equivalents at December 31, 2025 of $644.6 (December 31, 2024 - $1,400.1). See note 25.
(2)	Includes aggregate investments in limited partnerships with a carrying value at December 31, 2025 of $2,368.8 (December 31, 2024 – $2,282.3).
(3)	Excludes portfolio investments of the Eurolife Life Operations totaling $1,663.6, comprised principally of bonds of $1,403.8, that were classified as held for sale on the consolidated balance sheet at December 31, 2025. See note 21.
(4)	Comprised primarily of investment property.

Schedule of pledged assets, by nature of pledge requirement

	December 31,	December 31,
	2025	2024
Regulatory deposits	7,817.8	6,714.4
Security for reinsurance and other	1,877.4	1,809.5
	9,695.2	8,523.9

Schedule of fixed income maturity

	December 31, 2025		December 31, 2024
	Amortized	Fair	Amortized	Fair
	cost(1)(2)	value(1)(2)	cost(1)	value(1)
Due in 1 year or less(3)	9,473.6	9,182.3	9,324.8	9,117.2
Due after 1 year through 3 years(3)(4)	13,652.3	13,720.5	8,110.9	7,975.6
Due after 3 years through 5 years(3)(5)	14,796.8	15,196.6	6,939.6	7,004.5
Due after 5 years through 10 years(6)	2,233.2	2,225.4	12,309.6	12,273.6
Due after 10 years(7)	415.7	433.9	2,036.2	1,864.6
	40,571.6	40,758.7	38,721.1	38,235.5
Effective interest rate(8)		5.4%		5.2%
(1)	Includes bonds held by the holding company and Fairfax India.
(2)	Excludes the bonds of the Eurolife Life Operations totaling $1,403.8 that were classified as held for sale on the consolidated balance sheet at December 31, 2025. See note 21.
(3)	Includes the company’s investments in first mortgage loans at December 31, 2025 of $5,402.5 (December 31, 2024 - $4,777.8) secured by real estate predominantly in the U.S., Europe and Canada.
(4)	Includes U.S. treasury bonds at December 31, 2025 of $7,372.2 (December 31, 2024 - $1,379.4) with maturities between 1 to 3 years.
(5)	Includes U.S. treasury bonds at December 31, 2025 of $11,575.7 (December 31, 2024 - $2,314.5) with maturities between 3 to 5 years.
(6)	Includes U.S. treasury bonds at December 31, 2025 of $372.1 (December 31, 2024 – $10,222.4) with maturities between 5 to 7 years.
(7)	Includes U.S. treasury bonds at December 31, 2025 of $0.9 (December 31, 2024 – $1,204.7) with maturities between 28 to 30 years.
(8)	The effective interest rate is the rate that discounts estimated future cash payments or receipts through the expected life of the fixed income investment to its gross carrying amount at initial recognition. The effective interest rate does not reflect changes in market interest rates that affect the fair value of the fixed income investment over time.

Schedule of fair value hierarchy of assets and liabilities

	December 31, 2025				December 31, 2024
		Significant				Significant
		other	Significant	Total fair		other	Significant	Total fair
	Quoted	observable	unobservable	value	Quoted	observable	unobservable	value
	prices	inputs	inputs	asset	prices	inputs	inputs	asset
	(Level 1)	(Level 2)	(Level 3)	(liability)	(Level 1)	(Level 2)	(Level 3)	(liability)
Cash and cash equivalents(1)	6,782.9	—	—	6,782.9	7,512.6	—	—	7,512.6

Short term investments:
Canadian government and provincials	1,542.8	—	—	1,542.8	98.5	—	—	98.5
U.S. treasury	107.2	—	—	107.2	217.8	—	—	217.8
Other government	93.6	282.5	—	376.1	55.7	171.0	—	226.7
Corporate and other	—	408.9	—	408.9	—	467.0	—	467.0
	1,743.6	691.4	—	2,435.0	372.0	638.0	—	1,010.0
Bonds:
Canadian government and provincials	—	2,609.8	—	2,609.8	—	2,741.0	—	2,741.0
U.S. treasury	—	20,081.9	—	20,081.9	—	15,863.9	—	15,863.9
U.S. states and municipalities	—	163.1	—	163.1	—	179.6	—	179.6
Other government	—	6,027.5	54.0	6,081.5	—	6,087.4	45.9	6,133.3
Corporate and other(2)	—	4,826.0	6,996.4	11,822.4	—	7,601.0	5,716.7	13,317.7
	—	33,708.3	7,050.4	40,758.7	—	32,472.9	5,762.6	38,235.5
Preferred stocks:
Canadian	18.7	—	12.1	30.8	16.3	—	19.2	35.5
U.S.	—	—	444.9	444.9	—	—	398.9	398.9
Other(3)	16.2	1,527.0	301.2	1,844.4	12.3	1,936.7	1.8	1,950.8
	34.9	1,527.0	758.2	2,320.1	28.6	1,936.7	419.9	2,385.2
Common stocks:
Canadian	1,737.7	101.3	245.7	2,084.7	1,264.5	175.4	332.4	1,772.3
U.S.	1,341.0	39.4	1,640.0	3,020.4	902.4	34.3	1,396.0	2,332.7
Other	2,536.9	644.8	1,503.7	4,685.4	1,757.0	575.7	1,440.0	3,772.7
	5,615.6	785.5	3,389.4	9,790.5	3,923.9	785.4	3,168.4	7,877.7
Derivatives and other invested assets:
Derivatives	—	2,340.4	506.7	2,847.1	—	1,354.2	220.6	1,574.8
Other invested assets(4)	—	—	734.8	734.8	—	—	621.7	621.7
	—	2,340.4	1,241.5	3,581.9	—	1,354.2	842.3	2,196.5

Derivative obligations (note 7)	—	(331.4)	(455.5)	(786.9)	—	(222.7)	(134.2)	(356.9)

Holding company cash and investments and portfolio investments measured at fair value	14,177.0	38,721.2	11,984.0	64,882.2	11,837.1	36,964.5	10,059.0	58,860.6

	21.9%	59.7%	18.4%	100.0%	20.1%	62.8%	17.1%	100.0%

Investments in associates (note 6)(5)	6,217.6	735.8	7,279.7	14,233.1	4,420.5	679.5	5,643.8	10,743.8
(1)	Includes restricted cash and cash equivalents of $644.6 at December 31, 2025 (December 31, 2024 – $1,400.1). Aggregate restricted cash and cash equivalents at December 31, 2024 included cash of $835.0 held at a depository in connection with the company’s investments in Blizzard Vacatia that closed on January 1, 2025 as described earlier. See also note 6 and note 25.
(2)	Included in Level 3 are the company’s investments in first mortgage loans at December 31, 2025 of $5,402.5 (December 31, 2024 – $4,777.8) secured by real estate predominantly in the U.S., Europe and Canada.
(3)	Primarily comprised of the company’s investment in compulsory convertible preferred shares of Go Digit Infoworks Services Limited (“Digit”). The company also holds a 49.0% equity interest in Digit as described in note 6.
(4)	Comprised primarily of investment property.
(5)	The fair value of investments in associates is presented separately as such investments are measured using the equity method of accounting.

Summary of changes in Level 3 financial assets measured at fair value on a recurring basis

	2025
	Private	Private				Derivatives,
	placement	company	Limited	Private		net of	Other
	debt	preferred	partnerships	equity	Common	derivative	invested
	securities	shares	and other(1)	funds(1)	shares	obligations	assets	Total
Balance - January 1	5,762.6	419.9	2,104.8	70.9	992.7	86.4	621.7	10,059.0
Net realized and unrealized gains (losses) included in the consolidated statement of earnings	(5.8)	25.6	152.0	8.2	41.4	259.0	(8.1)	472.3
Purchases(2)(3)	3,181.2	11.5	274.0	—	83.8	39.7	131.3	3,721.5
Transfer into category(4)	—	299.6	—	—	—	—	—	299.6
Sales and distributions(2)(3)	(1,859.0)	(1.4)	(262.8)	(14.6)	(58.6)	(334.0)	(17.0)	(2,547.4)
Unrealized foreign currency translation gains on foreign subsidiaries included in other comprehensive income (loss)	78.6	4.6	16.0	6.6	10.0	0.1	6.9	122.8
Deconsolidation of non-insurance subsidiary	—	(1.6)	—	—	(11.5)	—	—	(13.1)
Assets held for sale (note 21)	(107.2)	—	—	—	(23.5)	—	—	(130.7)
Balance - December 31	7,050.4	758.2	2,284.0	71.1	1,034.3	51.2	734.8	11,984.0

	2024
	Private	Private				Derivatives,
	placement	company	Limited	Private		net of	Other
	debt	preferred	partnerships	equity	Common	derivative	invested
	securities	shares	and other(1)	funds(1)	shares	obligations	assets	Total
Balance - January 1	5,797.0	2,142.0	1,998.2	72.8	957.5	(84.5)	577.0	11,460.0
Net realized and unrealized gains (losses) included in the consolidated statement of earnings	29.4	57.8	125.1	9.0	80.4	207.2	(28.4)	480.5
Purchases(2)	1,306.3	12.7	203.6	—	160.6	—	94.0	1,777.2
Sales and distributions(2)	(1,280.3)	(1.4)	(203.5)	(8.6)	(191.7)	(35.7)	(7.3)	(1,728.5)
Transfer out of category(5)	(31.8)	(1,784.3)	—	—	—	—	—	(1,816.1)
Unrealized foreign currency translation losses on foreign subsidiaries included in other comprehensive income (loss)	(58.0)	(6.9)	(18.6)	(2.3)	(14.1)	(0.6)	(13.6)	(114.1)
Balance - December 31	5,762.6	419.9	2,104.8	70.9	992.7	86.4	621.7	10,059.0
(1)	Included in common stocks in the fair value hierarchy table presented on the previous page and in holding company cash and investments or common stocks on the consolidated balance sheets.
(2)	Private placement debt securities include net purchases of first mortgage loans of $662.6 (2024 – $103.5).
(3)	On January 1, 2025 the company acquired a 50.0% equity interest in Blizzard Vacatia. The company’s total cash investment of $835.0 was comprised of a senior secured loan of $365.0, preferred shares of $275.0 (classified as bonds due to their redemption features), a mortgage-backed loan of $170.0 (subsequently sold on December 12, 2025) and common shares of $25.0. The common shares are recorded and measured using the equity method of accounting. See note 6 for details.
(4)	During 2025 the company’s investment in Atlas Corp. preferred shares was transferred from Level 2 to Level 3 following a change in the observability of the instrument’s credit spread which is used in the valuation of the instrument.
(5)	During 2024 the company’s investment in Digit compulsory convertible preferred shares was transferred from Level 3 to Level 2 following the completion of Digit Insurance’s initial public offering as described above.

Summary of valuation techniques and unobservable inputs used to estimate fair value of assets

						Effect on fair
						value if input
	Carrying			Input range used		value is
Asset class	value	Valuation technique	Significant unobservable input	Low	High	increased
Bonds(a):
Private placement debt securities(1)	1,520.1	Discounted cash flow	Credit spread	2.7%	9.5%	Decrease
Mortgage loans(2)	5,402.5	Market approach	Recent transaction price	N/A	N/A	Increase
		Discounted cash flow	Credit spread	2.3%	9.8%	Decrease
Other	127.8	Various	Various	N/A	N/A	N/A
	7,050.4

Preferred stocks(b):
Private placement preferred shares(1)	676.6	Discounted cash flow	Credit spread	2.7%	4.6%	Decrease
Other	81.6	Various	Various	N/A	N/A	N/A
	758.2

Common stocks(c):
Limited partnerships and other(3)	2,284.0	Net asset value	Net asset value	N/A	N/A	Increase
Private equity funds(3)	492.4	Net asset value	Net asset value	N/A	N/A	Increase
Other	613.0	Various	Various	N/A	N/A	N/A
	3,389.4

Derivatives, net of derivative obligations(d)	51.2	Various	Various	N/A	N/A	N/A

Other invested assets(d):
Investment property(4)	383.2	Income capitalization	Terminal capitalization rate	6.3%	9.0%	Decrease
			Discount rate	8.0%	10.3%	Decrease
			Market rent growth rate	2.2%	3.0%	Increase
			Overall capitalization rate	5.5%	5.5%	Decrease
	215.1	Sales comparison	Price per acre (Cdn$ thousands)	40.2	183.6	Increase
			Price per square foot (US$)	120.0	120.0	Increase
			Discount rate	18.0%	18.0%	Decrease
Other	136.5	Various	Various	N/A	N/A	N/A
	734.8
Total	11,984.0
(a)	Included in holding company cash and investments or bonds on the consolidated balance sheet.
(b)	Included in holding company cash and investments or preferred stocks on the consolidated balance sheet.
(c)	Included in holding company cash and investments or common stocks on the consolidated balance sheet.
(d)	Included in holding company cash and investments or derivatives and other invested assets, net of derivative obligations, on the consolidated balance sheet.
(1)	At December 31, 2025 these private placement debt securities and private placement preferred shares were valued using industry accepted discounted cash flow models that incorporated unobservable credit spreads of the issuers. Private placement debt securities consisted of 11 investments, the three largest being $369.3 (Orla Mining Ltd.), $365.0 (Blizzard Vacatia) and $275.0 (Blizzard Vacatia) (December 31, 2024 – 11 investments, the three largest being $125.6 (construction and home building), $121.0 (Amynta Group) and $114.6 (Duke Capital Limited)). By increasing (decreasing) the credit spreads applied at December 31, 2025 by 100 basis points, the fair value of private placement debt securities would collectively decrease by $43.6 (increase by $43.0). Private placement preferred shares consisted of 3 investments, the largest being $299.2 (global containership owner-operator) (December 31, 2024 - 2 investments, the largest being $191.0 (real estate management and development)). By increasing (decreasing) the credit spreads applied at December 31, 2025 by 100 basis points, the fair value of private placement preferred shares would collectively decrease by $49.5 (increase by $74.3).

(2)	At December 31, 2025 these mortgage loans consisted of 112 investments, the largest being $374.2 (December 31, 2024 – 93 investments, the largest being $235.0). By increasing (decreasing) the credit spreads applied at December 31, 2025 by 100 basis points, the fair value of this asset class would collectively decrease by $38.1 (increase by $10.1).
(3)	Limited partnerships and other, and certain private equity funds, are investment funds managed by third party fund managers and general partners that invest in a diverse range of industries and geographies. These investment funds were valued primarily using net asset value statements provided by those third party fund managers and general partners. The fair values in those statements are determined using quoted prices of the underlying assets, and to a lesser extent, observable inputs where available and unobservable inputs, in conjunction with industry accepted valuation models, where required. Typically investment funds, when they otherwise meet the criteria to be classified as Level 2, are instead classified as Level 3 if they require at least three months’ notice to liquidate or redeem. At December 31, 2025 limited partnerships and other consisted of 45 investments, the three largest being $488.8 (industrials), $283.5 (industrials) and $261.6 (industrials) (December 31, 2024 - 44 investments, the three largest being $320.1 (industrials), $288.4 (oil and gas extraction) and $265.6 (industrials)). By increasing (decreasing) net asset values at December 31, 2025 by 10%, the fair value of limited partnerships and other would collectively increase (decrease) by $228.4.
(4)	These investment property were primarily valued by third party appraisers using an industry accepted income capitalization approach that incorporated unobservable capitalization rates, discount rates and market rent growth rates, as applicable. Certain investment property were valued using an industry accepted direct sales comparison approach that incorporated sale prices from recent comparable market transactions in similar locations.

Schedule of investment income

	2025	2024
Interest income:
Cash and short term investments	341.0	359.8
Bonds	2,109.2	2,055.3
Derivatives and other invested assets	(23.3)	(68.5)
	2,426.9	2,346.6
Dividends:
Preferred stocks(1)	57.0	164.7
Common stocks	170.2	98.2
	227.2	262.9
Investment expenses	(80.1)	(97.6)
Interest and dividends	2,574.0	2,511.9

Share of profit of associates (note 6)	816.1	956.3
(1)	On October 30, 2024 the company received a dividend of $112.3 from Digit on the company’s investment in Digit compulsory convertible preferred shares. See note 6 for details.

Schedule of gains (losses) on investment

	2025			2024
		Net change in	Net gains		Net change in	Net gains
	Net realized	unrealized	(losses) on	Net realized	unrealized	(losses) on
	gains (losses)	gains (losses)	investments	gains (losses)	gains (losses)	investments
Common stocks(1)	391.3	1,099.9	1,491.2	507.0	(210.2)	296.8
Bonds and preferred stocks - convertible	100.2	78.5	178.7	18.2	(3.6)	14.6
Other equity derivatives(2)(3)	210.1	838.4	1,048.5	375.3	564.0	939.3
Disposition of non-insurance associates(4)(5)(6)(7)	233.8	—	233.8	575.5	—	575.5
Other	97.9	—	97.9	32.8	—	32.8
Long equity exposures and financial effects	1,033.3	2,016.8	3,050.1	1,508.8	350.2	1,859.0
Bonds	(190.6)	573.8	383.2	(16.5)	(590.8)	(607.3)
U.S. treasury bond forward contracts	(42.7)	44.9	2.2	(90.0)	(34.0)	(124.0)
Total bonds	(233.3)	618.7	385.4	(106.5)	(624.8)	(731.3)
Foreign currency(8)	(377.3)	(62.4)	(439.7)	166.6	(191.8)	(25.2)
Other	(59.3)	214.9	155.6	(17.9)	(17.4)	(35.3)
Net gains (losses) on investments	363.4	2,788.0	3,151.4	1,551.0	(483.8)	1,067.2
(1)	During 2025 the company sold 25 million common shares of Orla Mining Ltd. (“Orla Mining”) for cash proceeds of $316.5 (Cdn$441.1) and recorded a realized gain of $228.1, of which $52.5 was recognized as unrealized gains in prior years. The company continued to hold Orla Mining common shares with a fair value of $423.6 at December 31, 2025.
(2)	Other equity derivatives include long equity total return swaps and equity warrants and options. Net change in unrealized gains (losses) in 2025 included $782.7 of unrealized gains (2024 - $515.8) on the company’s investment in long equity total return swaps on Fairfax subordinate voting shares principally related to the increase in market value movement on Fairfax subordinate voting shares in the period for which collateral was pledged by the counterparties, with the fair value of $1,815.4 at December 31, 2025 (December 31, 2024 - $1,032.7) recorded in holding company cash and investments, as described in note 7.
(3)	Amounts recorded in net realized gains (losses) include net gains (losses) on total return swaps where the counterparties are generally required to cash-settle monthly or quarterly the market value movement since the previous reset date notwithstanding that the total return swap positions remain open subsequent to the cash settlement. Net realized gains (losses) in 2025 included $57.9 of realized gains (2024 - $517.7) on the company’s investment in long equity total return swaps on Fairfax subordinate voting shares, which represented cash-settlement amounts on market value movement since previous reset date of $57.9 (2024 - $295.3). Realized gains in 2024 also included the cash - settlement of $222.4 on closing $68.5 original notional amount of contracts, recorded in holding company cash and investments.
(4)	On March 28, 2025 the company sold its investment in Sigma Companies International Corp. for total consideration of $327.1 and recorded a net realized gain of $178.7 as described in note 6.
(5)	During 2025 the company sold 96.9 million shares of Eurobank for cash consideration of $248.5 (€232.9) and recorded a net realized gain of $58.5 as described in note 6.
(6)	On November 1, 2024 the company sold its investment in Stelco for total consideration of $638.1 and recorded a net realized gain of $343.7 as described in note 6.
(7)	On December 20, 2024 the company acquired additional interests in Peak Achievement, increasing its ownership from 42.6% to 100.0%. Accordingly, the company commenced consolidating Peak Achievement and recorded a realized remeasurement gain of $203.4 in the consolidated statement of earnings as described in note 21.
(8)	Foreign currency net losses during 2025 were primarily related to foreign currency net losses on foreign currency contracts, underwriting activities and investing activities. Foreign currency net losses on investing activities during 2025 primarily related to the strengthening of the U.S. dollar relative to the Indian rupee on Indian rupee denominated investments. Foreign currency net losses on investing activities during 2024 primarily related to the strengthening of the U.S. dollar relative to the Brazilian real, Canadian dollar and Egyptian pound on investments denominated in those currencies.